CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net earnings	$ 288.0	$ 197.6	$ 251.6
Other comprehensive income (loss):
Foreign currency translation adjustments	52.7	0.2	(56.4)
Translation adjustments on net investment hedge, net of income taxes of $(5.4), $(4.8), $7.9, respectively	(9.5)	(7.9)	12.9
Translation adjustments of long-term intercompany loans	(0.2)	15.7	1.2
Unrealized (loss) gain on investments, net of income taxes of $(2.3), $1.1 and $0.0, respectively	(0.3)	3.6	0.2
Defined benefit pension plans and retiree health care plan, net of income taxes of $5.2, $(4.3) and $(4.8), respectively	5.1	(12.5)	(9.6)
Total other comprehensive income (loss)	47.8	(0.9)	(51.7)
Comprehensive income	$ 335.8	$ 196.7	$ 199.9